Summary of Significant Accounting Policies - Summary of Maturities of Accounts Payable (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	€ 47,558,635	€ 10,655,000
Convertible Bonds and due to Related Parties	335,156,250	12,324
Financial Liabilities from Collaboration	709,845,620
Less than One Year [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	47,558,635	10,655,014
Convertible Bonds and due to Related Parties	2,031,250	12,324
Financial Liabilities from Collaboration	161,250
Between One and Five Years [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	0	0
Convertible Bonds and due to Related Parties	333,125,000	0
Financial Liabilities from Collaboration	180,346,823
More than Five Years [member]
Disclosure Of Accounts Payable [line items]
Trade Accounts Payable	0	0
Convertible Bonds and due to Related Parties	0	€ 0
Financial Liabilities from Collaboration	€ 529,337,547